S000045644 [Member] Investment Objectives and Goals - iShares Core Total USD Bond Market ETF	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CORE TOTAL USD BOND MARKET ETFTicker: IUSBStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield.